CONVERTIBLE DEBT (Narrative) (Details)			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Series L Convertible Bonds [Member] USD ($)	Sep. 30, 2014 Series L Convertible Bonds [Member] ILS
Debt Instrument [Line Items]
Convertible bonds, aggregate par value	$ 10,000		$ 36,900,000	143,500
Bond purchase price expressed as a percentage of par value			96.50%
Convertible bonds, annual interest rate			5.00%
Issuance cost			741,000
Proceeds from private placement			37,852,000
Date of first required payment			Mar. 31, 2016
Convertible bonds, conversion price			$ 8.64	33.605
Fair value of the Bonds, including accrued interest	$ 35,752,000		$ 35,752,000